COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Operating Lease Commitments with Non-Cancellable) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 25,717	$ 22,139
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations		2,693
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	2,922	2,409
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	2,565	1,947
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	2,250	1,776
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	1,990	1,654
Later years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	14,249	$ 11,660
2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 1,741